Intangible assets and goodwill - Composition of Goodwill by Acquisition (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	$ 700,866	$ 487,012	$ 411,521	$ 358,908
Gross carrying amount
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	833,190	590,490	496,304	425,832
Gross carrying amount | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	355,958	311,174	$ 276,819	$ 242,891
Moneda | Gross carrying amount | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	231,142	239,879
VBI [Member] | Gross carrying amount | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	14,967	19,143
Igah [Member] | Gross carrying amount | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	21,006	21,106
Kamaroopin [Member] | Gross carrying amount | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	13,469	16,742
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) [Member] | Gross carrying amount | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	12,511	14,304
TRIA [Member] | Gross carrying amount | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	5,382	0
CSHG [Member] | Gross carrying amount | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	17,257	0
Nexus [Member] | Gross carrying amount | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	9,533	0
GPMS [Member] | Gross carrying amount | Goodwill
Disclosure Of Breakdown Of The Total Goodwill [Line Items]
Intangible assets and goodwill	$ 30,691	$ 0